Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Communication Services (2.4%)
	Omnicom Group Inc.	767,350	55,288
	Warner Music Group Corp. Class A	1,855,030	54,278
*	Charter Communications Inc. Class A	150,593	40,564
			150,130
Consumer Discretionary (12.2%)
	Advance Auto Parts Inc.	1,651,046	87,621
	Gildan Activewear Inc.	1,665,763	84,138
	Magna International Inc.	1,625,479	66,645
	LKQ Corp.	2,246,874	66,215
*	Taylor Morrison Home Corp.	1,086,243	64,392
*	M/I Homes Inc.	444,370	53,409
	Lear Corp.	545,377	51,424
*	Valvoline Inc.	1,312,830	46,277
	PVH Corp.	621,727	45,647
	Harley-Davidson Inc.	1,765,898	42,964
*	CarMax Inc.	747,970	42,342
	Hasbro Inc.	557,366	41,892
*	Mohawk Industries Inc.	209,000	23,933
	Newell Brands Inc.	4,134,510	23,195
*	Hanesbrands Inc.	3,573,200	14,614
			754,708
Consumer Staples (4.2%)
	Dollar General Corp.	818,086	85,817
	Tyson Foods Inc. Class A	870,421	45,523
	Kraft Heinz Co.	1,485,582	40,794
	Flowers Foods Inc.	2,211,450	35,051
	Ingredion Inc.	195,998	25,782
	Spectrum Brands Holdings Inc.	480,073	25,689
			258,656
Energy (2.5%)
	Occidental Petroleum Corp.	1,140,120	50,097
	Civitas Resources Inc.	1,278,899	38,827
	NOV Inc.	2,754,742	34,655
	Golar LNG Ltd.	813,300	33,475
			157,054
Financials (25.0%)
	Corebridge Financial Inc.	3,447,637	122,598
	Fidelity National Financial Inc.	1,649,723	93,094
	Globe Life Inc.	534,714	75,111
	RenaissanceRe Holdings Ltd.	304,988	74,338
*	Genworth Financial Inc.	9,152,100	71,936
	Global Payments Inc.	836,527	66,880
	White Mountains Insurance Group Ltd.	36,163	64,652
	Voya Financial Inc.	899,568	62,970
	Glacier Bancorp Inc.	1,376,724	60,342
	Unum Group	766,468	55,040
	Capital One Financial Corp.	255,964	55,032
	State Street Corp.	469,970	52,519
	Everest Group Ltd.	148,030	49,709
	Arch Capital Group Ltd.	564,590	48,589
	Essent Group Ltd.	856,547	47,958
	Equitable Holdings Inc.	917,826	47,130
	M&T Bank Corp.	249,720	47,122
*	Markel Group Inc.	23,370	46,934
	Regions Financial Corp.	1,839,738	46,601
	Jackson Financial Inc. Class A	522,827	45,779
	Ally Financial Inc.	1,043,500	39,497
	CNO Financial Group Inc.	1,054,296	38,840

		Shares	Market Value ($000)
	Nomura Holdings Inc. ADR	5,298,530	35,235
	Fifth Third Bancorp	817,897	34,000
	Webster Financial Corp.	495,478	28,564
	KeyCorp	1,492,763	26,750
	MetLife Inc.	349,815	26,568
	Brookfield Asset Management Ltd. Class A	413,360	25,492
	Comerica Inc.	370,173	25,013
*	SiriusPoint Ltd.	1,249,891	24,510
	Radian Group Inc.	132,366	4,316
			1,543,119
Health Care (9.7%)
	Baxter International Inc.	4,069,404	88,550
	Humana Inc.	302,464	75,577
	Labcorp Holdings Inc.	279,220	72,620
	Universal Health Services Inc. Class B	414,926	69,064
[1]	Fresenius Medical Care AG ADR	2,539,431	64,349
*	Henry Schein Inc.	835,918	56,550
*	Charles River Laboratories International Inc.	307,700	52,198
	Teleflex Inc.	436,470	52,158
	DENTSPLY SIRONA Inc.	2,362,070	33,801
	Perrigo Co. plc	1,201,041	32,032
			596,899
Industrials (18.8%)
	AerCap Holdings NV	1,707,656	183,146
	RB Global Inc. (XTSE)	789,839	85,508
	Woodward Inc.	277,115	71,241
	MSA Safety Inc.	351,759	62,567
	Ashtead Group plc ADR	227,700	61,764
	Delta Air Lines Inc.	1,094,689	58,248
	Oshkosh Corp.	439,237	55,577
*	API Group Corp.	1,407,427	50,766
	Concentrix Corp.	885,440	46,016
	Timken Co.	597,050	45,429
	Robert Half Inc.	1,181,134	43,596
	WESCO International Inc.	210,257	43,515
	Esab Corp.	285,350	38,285
	SS&C Technologies Holdings Inc.	443,806	37,937
	MSC Industrial Direct Co. Inc. Class A	437,170	37,868
	Carlisle Cos. Inc.	95,560	33,896
*	XPO Inc.	278,110	33,454
	Genpact Ltd.	732,019	32,245
	Stanley Black & Decker Inc.	470,550	31,833
	Allegion plc	185,750	30,820
	CH Robinson Worldwide Inc.	251,141	28,962
	Armstrong World Industries Inc.	114,850	21,611
	ManpowerGroup Inc.	351,105	14,483
*	Masterbrand Inc.	572,191	6,311
*	Air France-KLM ADR	4,102,756	5,210
			1,160,288
Information Technology (7.7%)
	TE Connectivity plc	359,630	73,994
	Avnet Inc.	1,266,705	67,060
[1]	Open Text Corp.	2,203,226	64,841
	Skyworks Solutions Inc.	851,563	58,366
	MKS Inc.	555,645	52,886
	Cognizant Technology Solutions Corp. Class A	734,208	52,687
*	Arrow Electronics Inc.	434,011	50,345
	Amdocs Ltd.	410,000	34,998
	Micron Technology Inc.	188,779	20,603
			475,780
Materials (7.8%)
*	Eldorado Gold Corp.	2,974,324	60,974
	Mosaic Co.	1,597,050	57,510
*	IAMGOLD Corp. (XTSE)	7,741,800	52,335
	PPG Industries Inc.	452,065	47,693
[1]	Ternium SA ADR	1,310,696	42,702
	Dow Inc.	1,700,299	39,600
	Olin Corp.	1,910,565	36,186

		Shares	Market Value ($000)
*	Equinox Gold Corp. (XTSE)	5,431,330	33,131
	Centerra Gold Inc.	3,528,116	23,991
	Hudbay Minerals Inc.	2,490,900	23,091
	Huntsman Corp.	2,166,323	21,013
	FMC Corp.	428,135	16,714
*	Equinox Gold Corp.	2,671,383	16,272
	Gerdau SA ADR	4,149,900	12,284
			483,496
Real Estate (4.7%)
	Crown Castle Inc.	573,980	60,319
	Park Hotels & Resorts Inc.	5,140,015	54,793
	DiamondRock Hospitality Co.	6,227,712	48,078
*	CBRE Group Inc. Class A	224,640	34,985
	Healthcare Realty Trust Inc.	2,225,240	34,180
	Ryman Hospitality Properties Inc.	343,625	32,665
*	Howard Hughes Holdings Inc.	409,657	28,156
			293,176
Utilities (0.8%)
	Atmos Energy Corp.	317,733	49,541
Total Common Stocks (Cost $5,324,435)			5,922,847
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.367% (Cost $250,904)	2,509,594	250,934
Total Investments (99.9%) (Cost $5,575,339)			6,173,781
Other Assets and Liabilities—Net (0.1%)			4,903
Net Assets (100%)			6,178,684
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $998.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,049 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	443	141,190	2,544
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.